Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Alexis Practical Tactical ETF
Shareholder Report [Line Items]
Fund Name	Alexis Practical Tactical ETF
Class Name	Alexis Practical Tactical ETF
Trading Symbol	LEXI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alexis Practical Tactical ETF for the period of June 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.lexietf.com. You can also request this information by contacting us at 1-866-LEXI-ETF (1-866-539-4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-LEXI-ETF (1-866-539-4383)
Additional Information Website	www.lexietf.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alexis Practical Tactical ETF	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended May 31, 2024, the Fund outpaced its blended benchmark, returning 23.62% at NAV versus 18.23% for the benchmark. Of the 3 benchmark component indexes, the S&P500 index led with a total return of 28.19%, followed by the Morningstar Global Index with a gain of 23.97%. The aggregate bond index earned 1.31%.
WHAT FACTORS INFLUENCED PERFORMANCE
Big tech / AI related stocks dominated headlines and results, raising concerns about narrow leadership. This is perhaps best illustrated when we compare the performance of the cap weighted S&P500 index which has 27% weighting to the “Magnificent Seven” mega-cap tech stocks to the same index equally weighted. LEXI remains broadly diversified relative to its blended benchmark to allow for potential leadership changes and benefited from favoring growth over value.
Global stocks lagged the US but also enjoyed solid gains as economic growth continues despite being slowed by restrictive monetary policy. Concerns regarding wars, inflation and geopolitical shifts were offset by compelling relative valuations and rhetoric of central bank easing as inflation pressure slowly improves. LEXI increased exposure to global ETFs over this period but remains overweight domestic stocks relative to its blended benchmark.
Bonds were positive, but the inverted yield curve continues to reward cautious fixed income portfolios that favor short-term high-quality portfolios over riskier yet lower yielding longer-duration alternatives. If central banks engineer a soft landing as many hope, we expect the yield curve to normalize. This may lead to continued short-term underperformance for intermediate and long-term bonds, but eventually lead to more compelling fixed income opportunities than we have seen in years. LEXI continues to hold a short-term, high quality fixed income portfolio relative to its blended benchmark.
POSITIONING
We remain optimistic regarding overall market trends and conditions, but also acknowledge uncertainty regarding the serious risks discussed below in our review of Performance.

Top Contributors
↑	Invesco QQQ Trust, Series 1
↑	VanEck Semiconductor ETF
↑	SPDR S&P Homebuilders ETF
↑	iShares MSCI USA Momentum Factor ETF
↑	Caterpillar, Inc.

Top Detractors
↓	Apple, Inc.
↓	iShares MSCI EAFE ETF
↓	SPDR Dow Jones Industrial Average ETF Trust
↓	Vanguard Dividend Appreciation ETF
↓	Vanguard European Stock ETF
PERFORMANCE
This period included a sharp stock market correction from July 31, 2023 through most of October 2023 that pushed the stock benchmarks down approximately 10%. This was followed by a strong rebound despite investor concerns related to escalating conflicts in the middle east, ongoing war in Ukraine, stubborn but falling inflation, an inverted yield curve stoked by restrictive Fed monetary policy and a looming and contentious US election. The catalyst for the rebound was hope for Fed easing, but the timing for such a policy shift remains elusive as inflation makes steady but slow progress towards the Fed’s 2% target. LEXI had invested aggressively into the correction, pushing its equity allocation well above the blended benchmark weighting. This helped performance as stocks rebounded.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Alexis Practical Tactical ETF NAV	23.62	5.79
Alexis Practical Tactical ETF Market	23.65	5.79
S&P 500 TR	28.19	8.98
35% S&P 500/35% Morningstar Global Markets/30% Aggregate Bond	18.23	3.97
Bloomberg US Aggregate Bond Index	1.31	-3.42
Morningstar Global Market Large Mid GR	23.97	5.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.lexietf.com for more recent performance information. Visit www.lexietf.com for more recent performance information.
Net Assets	$ 82,657,110
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 612,927
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$82,657,110
Number of Holdings	34
Net Advisory Fee	$612,927
Portfolio Turnover	36%
30-Day SEC Yield	1.14%
30-Day SEC Yield Unsubsidized	1.14%

Holdings [Text Block]

Security Type	(%)
Exchange Traded Funds	71.8%
Common Stocks	12.2%
Short-Term Investments	11.8%
Cash & Other	4.2%

Updated Prospectus Web Address	www.lexietf.com